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August 29, 2007

Form Type:    N-30b-2
SEC ACT:      1940 Act
SEC File No.: 811-6547

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
         ML of New York Retirement Plus Separate Account B-
         Registration Nos. 33-45380

Commissioners:

ML Life Insurance Company of New York ("the Company"), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended June 30, 2007, for the following underlying mutual funds ("Funds") in which Registrant invests:

SEMI-ANNUAL REPORT FILINGS:

BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Money Market V.I. Fund, SEC File No.: 811-03290

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

Merrill Lynch Life Insurance Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      ML Life Insurance Company of New York
                            1700 Merrill Lynch Drive
                              Pennington, NJ 08534
                     Home Office: 222 Broadway, New York, NY